S-K 1602, SPAC Registered Offerings	Jan. 20, 2026 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our net tangible book value per share, as adjusted to reflect various potential redemption levels that may occur in connection with the closing of our initial business combination, which we refer to as Adjusted NTBVPS, on a pro forma basis to give effect to this offering and the issuance of the private placement warrants, assuming no exercise of the over-allotment option and exercise of the over-allotment option in full. Adjusted NTBVPS excludes the effect of the consummation of our initial business combination or any related transactions or expenses. See the section titled “Dilution” for more information.

As of December 31, 2025
Offering Price of $10.00	25% of Maximum Redemption (assumes 5,000,000 or 5,750,000 public shares redeemed)		50% Maximum Redemption (assumes 10,000 or 11,500,000 public shares redeemed)		75% of Maximum Redemption (assumes 15,000,000 or 17,250,000 public shares redeemed)		Maximum Redemption (assumes 20,000,000 or 23,000,000 public shares redeemed)
Adjusted NTBVS	Adjusted NTBVS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVS	Difference between Adjusted NTBVPS and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.60	$7.07	$2.93	$6.20	$3.80	$4.45	$5.55	$(0.80)	$10.80
Assuming No Exercise of Over Allotment Option
$7.60	$7.08	$2.92	$6.20	$3.80	$4.46	$5.54	$(0.79)	$10.79

SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Acquisition Criteria

Consistent with our business strategy, we have identified the following general criteria and guidelines that we believe are important in evaluating prospective target businesses. We will use these criteria and guidelines in evaluating acquisition opportunities, but we may decide to enter into our initial business combination with a target business that does not meet these criteria and guidelines. We intend to seek candidates with an enterprise value of between $500 million and $2 billion, and we intend to seek to acquire companies that we believe:

•        have a defensible market position, with demonstrated advantages when compared to their competitors and which create barriers to entry against new competitors;

•        are at an inflection point or are able to take advantage of public company securities as currency in order to drive improved financial performance;

•        have a diversified customer base better positioned to endure economic downturns and changes in the industry landscape;

•        have strong, experienced management teams, or a platform that will allow us to assemble an effective management team with a track record of driving growth and profitability;

•        provide a scalable platform for add-on acquisitions, which we believe will be an opportunity for our management team to deliver incremental shareholder value post-acquisition;

•        generate attractive returns on capital and have a compelling use for capital to achieve their growth strategy;

•        exhibit unrecognized value or other characteristics that we believe have been overlooked by the marketplace based on our analysis and due diligence review; and

•        can benefit from being publicly-traded, are prepared to be a publicly-traded company, are capable of generating consistent returns in excess of cost of capital, and can effectively utilize access to the capital markets.

These criteria are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that our management team may deem relevant. In the event that we decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, we will disclose that the target business does not meet the above criteria in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of proxy solicitation materials or tender offer documents that we would file with the SEC.

SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement warrants be deposited in a trust account. Of the $203,300,000 in gross proceeds we receive from this offering and the sale of the private placement warrants described in this prospectus, or $233,300,000 if the underwriter’s over-allotment option is exercised in full, $200,000,000, or $230,000,000 if the underwriter’s over-allotment option is exercised in full, will be deposited into a trust account in the United States with Continental Stock Transfer & Trust Company acting as trustee, after deducting $250,000 in the aggregate in underwriting discounts and commissions payable upon the closing of this offering (whether or not the underwriter’s over-allotment option is exercised) and an aggregate of $750,000 to pay fees and expenses in connection with the closing of this offering and for working capital following the closing of this offering. The proceeds held in the trust account will initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations and/or held as cash or cash items (including in demand deposit accounts); the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. We expect that the interest earned on the trust account will be sufficient to pay our taxes. We will not be permitted to withdraw any of the principal or interest held in the trust account, except for the withdrawal of interest to pay our taxes and up to $100,000 to pay liquidation expenses, as applicable, if any, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 233,300,000
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Moreover, we may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement warrants, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination.
SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption Rights for Public Shareholders upon Completion of Our Initial Business Combination

We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or against, our initial business combination, all or a portion of their public shares in connection with the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account (which interest shall be net of taxes paid or payable), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriter. In connection with their receipt of founder shares and/or private placement warrants and their appointment as directors and/or officers, as applicable, our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and any public shares they may hold in connection with the completion of our initial business combination for no additional consideration.

Our proposed initial business combination may impose a minimum cash requirement for (i) cash consideration to be paid to the target or its owners, (ii) cash for working capital or other general corporate purposes or (iii) the retention of cash to satisfy other conditions. In the event the aggregate cash consideration we would be required to pay for all public shares that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed initial business combination exceed the aggregate amount of cash available to us, we will not complete the initial business combination or redeem any shares, and all public shares submitted for redemption will be returned to the holders thereof. We may, however, raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering, in order to, among other reasons, satisfy such net tangible assets or minimum cash requirements.

Manner of Conducting Redemptions

We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or against, our initial business combination, all or a portion of their public shares in connection with the completion of our initial business combination either (i) in connection with a general meeting called to approve the business combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirement or whether we were deemed to be a foreign private issuer (which would require a tender offer rather than seeking shareholder approval under SEC rules), as described above under the heading “Shareholders May Not Have the Ability to Approve Our Initial Business Combination.” Asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company (other than with a 90% subsidiary of ours) and any transactions where we issue more than 20% of our issued and outstanding ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval. So long as we obtain and maintain a listing for our securities on Nasdaq, we will be required to comply with Nasdaq’s shareholder approval rules.

The requirement that we provide our public shareholders with the opportunity to redeem their public shares by one of the two methods listed above are contained in provisions of our amended and restated memorandum and articles of association and will apply whether or not we maintain our registration under the Exchange Act or our listing on Nasdaq. Such provisions may be amended if approved by a special resolution, which requires the affirmative vote of at least two-thirds of the votes cast by such shareholders as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the applicable general meeting of the company, so long as we offer redemption in connection with such amendment.

If we provide our public shareholders with the opportunity to redeem their public shares in connection with a general meeting, we will, pursuant to our amended and restated memorandum and articles of association:

•        conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A of the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules; and

•        file proxy materials with the SEC.

In the event that we seek shareholder approval of our initial business combination, we will distribute proxy materials and, in connection therewith, provide our public shareholders with the redemption rights described above upon completion of the initial business combination.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates, assuming the underwriter’s over-allotment option is not exercised:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Gregory Ethridge

Commencing on the date on which our securities are first listed on Nasdaq, $33,000 per month, of which $16,500 per month will be payable on a current basis and the balance will be payable upon consummation of our initial business combination

Services as Chief Executive Officer
Joshua Ernst

Commencing on the date on which our securities are first listed on Nasdaq, $33,000 per month, of which $16,500 per month will be payable on a current basis and the balance will be payable upon consummation of our initial business combination

Services as Chief Financial Officer
Long Table Partners LLC	Up to $15,000 per month, commencing on the first date on which our securities are listed on the Nasdaq	Office space, secretarial and administrative services provided to members of our management team
Long Table Growth Sponsor LLC	5,000,000 Class B Ordinary Shares(1) (which include anti-dilution adjustments as described in “— Founder shares conversion and anti-dilution rights”)(2)	$25,000 (approximately $0.004 per share)
Long Table Growth Sponsor LLC	3,300,000 private placement warrants to be purchased simultaneously with the closing of this offering	$3,300,000 ($1.00 per private placement warrant)
Long Table Growth Sponsor LLC	Repayment in cash	Up to $300,000 of loans made to us to cover offering related and organizational expenses
Long Table Growth Sponsor LLC, officers, directors, or their respective affiliates	Repayment in cash or in private placement warrants at a conversion price of $1.00 per warrant

Working capital loans to finance transaction costs in connection with an initial business combination. Up to $2,500,000 of such loans may be converted at the option of the lender into private placement warrants at the conversion price of $1.00 per warrant

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Long Table Growth Sponsor LLC, officers, directors, or their respective affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination.	Expenses incurred in connection with identifying, investigating, negotiating and completing an initial business combination
Long Table Growth Sponsor LLC, officers, directors, or their respective affiliates	Payment of consulting, success or finder’s fees in connection with completing an initial business combination

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account.

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions

Holders of Class B ordinary Shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

(1)      Assumes surrender of 750,000 founder shares. Up to 750,000 founder shares will be surrendered to us for no consideration depending on the extent to which the underwriter’s over-allotment option is exercised.

(2)      As described below under “The Offering — Founder shares conversion and anti-dilution rights,” the Class B ordinary shares and Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the nominal aggregate price of $25,000, or $0.004 per founder share, at which our initial shareholders purchased the founder shares and/or the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Further, if we increase or decrease the size of the offering, we will effect a share capitalization or a share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of this offering in such amount as to maintain the number of founder shares at 20% of our issued and outstanding ordinary shares upon the consummation of this offering (excluding the Class A ordinary shares underlying the private placement warrants issued to the sponsor and the underwriter) for no additional consideration. Such adjustment may result in material dilution to our public shareholders. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. For more information, see below under “The Offering — Payments to insiders” and “The Offering — Additional financing.” For more information on the dilutive effect of the founder shares and the Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares, see the section titled “Risk Factors — Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination — We may issue additional Class A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained therein. Any such issuances would dilute the interest of our shareholders and likely present other risks,” “Risk Factors — Risks Relating to our Securities — The nominal purchase price paid by our initial shareholders for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination, and our initial shareholders are likely to make a substantial profit on their investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to materially decline,” and “— Risks Relating to our Securities — Our initial shareholders paid an aggregate of $25,000, or approximately $0.004 per founder share and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class A ordinary shares.”

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per Class A ordinary share and Adjusted NTBVPS, on a pro forma basis to give effect to this offering and the issuance of the private placement warrants, assuming no exercise of the over-allotment option and exercise of the over-allotment option in full, constitutes the dilution to investors in this offering. Adjusted NTBVPS is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares which may be redeemed for cash), as adjusted to reflect various potential redemption levels that may occur in connection with the closing of our initial business combination, by the number of Class A ordinary shares issued and outstanding.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

Adjusted NTBVPS excludes the effect of the consummation of our initial business combination or any related transactions or expenses. The calculation of Adjusted NTBVPS (A) assumes that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, and (iii) no working capital loans are converted into private placement warrants, as further described in this prospectus, and (B) assumes the issuance of 20,000,000 Class A ordinary shares included in the units sold in this offering (or 23,000,000 Class A ordinary shares included in the units sold in this offering if the underwriter’s over-allotment option is exercised in full) and 5,750,000 founder shares (up to 750,000 of which are assumed to be forfeited in the scenario in which the underwriter’s over-allotment option is not exercised in full).

Generally, the dilution that our public shareholders will experience increases the more public shares are redeemed. The issuance of additional ordinary or preference shares, including upon exercise of our warrants (which include the potential conversion of any working capital loans into private placement warrants, as described elsewhere in this prospectus), may also significantly dilute the equity interest of investors in this offering, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares. In addition, because of the anti-dilution protection in the founder shares, any equity or equity-linked securities issued in connection with our initial business combination would be disproportionately dilutive to our Class A ordinary shares.

In addition, because we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement warrants, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemption by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We cannot assure you that such financing will be available on acceptable terms, if at all. We also may be required to obtain additional financing in connection with the closing of our initial business combination for general corporate purposes, including for maintenance or expansion of operations of the post-transaction businesses, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, or to fund the purchase of other companies. In addition, even if we do not need additional financing to complete our initial business combination, we may require such financing to fund the operations or growth of the target business. If we seek additional financing through the issuance of equity or equity-linked securities, such issuances would be disproportionately dilutive to our Class A ordinary shares. For more information on risks related to dilution also see “We may issue additional Class A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the founder shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained in our amended and restated memorandum and articles of association. Any such issuances would dilute the interest of our shareholders and likely present other risks.”

Our public shareholders will experience dilution even if no public shares are redeemed in connection with an initial business combination or another redemption event, for instance in connection with the implementation by our board of directors of, following a shareholder vote, an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to provide holders of our Class A ordinary shares the right to have their shares redeemed or repurchased in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 24 months from the closing of this offering or (B) with respect to any other provision relating to the rights of holders of our Class A ordinary shares.

However, while our public shareholders will experience dilution even if none of our public shares are redeemed, the dilution they will experience will decrease the more of our public shares remain issued and outstanding following a redemption event. For instance, if we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, executive officers, advisors or their affiliates may purchase units, public shares, warrants or equity-linked securities in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination, although they are under no obligation to do so. In the event of any such purchases of our shares prior to the completion of our initial business combination or if we enter into non-redemption agreements with certain of our shareholders, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases or shares subject to non-redemption agreements, increasing the pro forma net tangible book value per share. See “Proposed Business — Our Initial Business Combination — Permitted Purchases of Our Securities.”

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBVPS was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	Without Over- Allotment	Without Over- Allotment	Without Over- Allotment	Without Over- Allotment	Without Over- Allotment	Without Over- Allotment	Without Over- Allotment	Without Over- Allotment	Without Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering
Increase attributable to public shareholders	$7.60	$7.60	$7.08	$7.07	$6.20	$6.20	$4.46	$4.45	$(0.79)	$(0.80)
Pro forma net tangible book value after this offering and the sale of the private placement warrants	$7.60	$7.60	$7.08	$7.07	$6.20	$6.20	$4.46	$4.45	$(0.79)	$(0.80)
Dilution to public shareholders	$2.40	$2.40	$2.92	$2.93	$3.80	$3.80	$5.54	$5.55	$10.79	$10.80
Percentage of dilution to public shareholders	23.97%	24.00%	29.22%	29.25%	37.96%	38.00%	55.44%	55.50%	107.87%	108.01%
Numerator
Net tangible book deficit before this offering	$(113,000)	$(113,000)	$(113,000)	$(113,000)	$(113,000)	$(113,000)	$(113,000)	$(113,000)	$(113,000)	$(113,000)
Net proceeds from this offering and the sale of private placement warrants(1)	$202,300,000	$232,300,000	$202,300,000	$232,300,000	$202,300,000	$232,300,000	$202,300,000	$232,300,000	$202,300,000	$232,300,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	$108,000	$108,000	$108,000	$108,000	$108,000	$108,000	$108,000	$108,000	$108,000	$108,000
Less: Deferred underwriting commissions	$(6,000,000)	$(6,900,000)	$(4,500,000)	$(5,175,000)	$(3,000,000)	$(3,450,000)	$(1,500,000)	$(1,725,000)	—	—
Less Advisory Fee	$(6,000,000)	$(6,900,000)	$(6,000,000)	$(6,900,000)	$(6,000,000)	$(6,900,000)	$(6,000,000)	$(6,900,000)	$(6,000,000)	$(6,900,000)
Less: overallotment liability	$(230,000)	—	$(230,000)	—	$(230,000)	—	$(230,000)	—	$(230,000)	—
Less: Amounts paid for redemptions	—	—	$(50,000,000)	$(57,500,000)	$(100,000,000)	$(115,000,000)	$(150,000,000)	$(172,500,000)	$(200,000,000)	$(230,000,000)
	$190,065,000	$218,495,000	$141,565,000	$162,720,000	$93,065,000	$106,945,000	$44,565,000	$51,170,000	$(3,935,000)	$(4,605,000)
Denominator
Ordinary shares outstanding prior to this offering	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Ordinary shares forfeited if overallotment is not exercised	(750,000)		(750,000)		(750,000)		(750,000)		(750,000)
Ordinary shares offered to public	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000
Less Ordinary shares redeemed	—	—	(5,000,000)	(5,750,000)	(10,000,000)	(11,500,000)	(15,000,000)	(17,250,000)	(20,000,000)	(23,000,000)
	25,000,000	28,750,000	20,000,000	23,000,000	15,000,000	17,250,000	10,000,000	11,500,000	5,000,000	5,750,000

For purposes of presenting the maximum redemption scenario, we have reduced our pro forma net tangible book value after this offering (assuming no exercise of the underwriter’s over-allotment option) by $200,000,000 because holders of up to 100% of our public shares may redeem their shares for a pro rata share of the aggregate amount then on deposit in the trust account at a per share redemption price equal to the amount in the trust account as set forth in our tender offer or proxy materials (initially anticipated to be the aggregate amount held in trust two business days prior to the commencement of our tender offer or shareholders meeting, including interest earned thereon (net of taxes paid or payable), divided by the number of the then issued and outstanding public shares).

The following table sets forth information (i) with respect to our initial shareholders, who hold our Class B ordinary shares and the private placement warrants, and the public shareholders, and (ii) that was used determine the net tangible book value per share, as presented in this section:

	Shares Purchased			Total Consideration Percentage	Average Price Per Share
	Number	Percentage	Amount
Class B Ordinary Shares(1)	5,000,000	20%	$25,000	0.01%	$0.004
Public Shareholders	20,000,000	80%	$200,000,000	99.9%	$10.00

(1)      Assumes no exercise of the underwriter’s over-allotment option and the corresponding forfeiture of 750,000 Class B ordinary shares held by our sponsor.